Public Offerings	12 Months Ended
Sep. 24, 2011
Public Offerings [Abstract]
Public Offerings
13.	Public Offerings

On August 10, 2009, the Partnership sold 2,200,000 Common Units in a public offering at a price of $41.50 per Common Unit realizing proceeds of $86,700, net of underwriting commissions and other offering expenses.  On August 24, 2009, following the underwriters' partial exercise of their over-allotment option, the Partnership sold an additional 230,934 Common Units at $41.50 per Common Unit, generating additional net proceeds of $9,180.  The aggregate net proceeds of $95,880, along with cash on hand, were used to fund the purchase of $175,000 aggregate principal amount of 2003 Senior Notes pursuant to a cash tender offer.